Income taxes (Narrative) (Detail) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	[1]	Jun. 30, 2017	[1]
Major Components Of Tax Expense Income [Line Items]
Current tax expense	SFr 196		SFr 194
Deferred tax expense	198		133
Income tax expense	SFr 394	SFr 457	SFr 327	SFr 851		SFr 701

[1]
Prior period information may not be comparable as a result of the adoption of IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers, both effective 1 January 2018. Refer to Note 1 for more information on these changes.